SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding, Liquidity Facilities and Subordinated Interests (Details) $ in Billions	12 Months Ended
	Dec. 31, 2015 USD ($) trust	Dec. 31, 2014 USD ($)
Funding, Liquidity Facilities and Subordinated Interests
Number of trusts to hold securitized credit card receivables | trust	2
Citibank Credit Card Master Trust (Master Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	2 years 4 months 25 days	2 years 9 months
Term notes issued to third parties	$ 28.4	$ 35.7
Term notes retained by Citigroup affiliates	7.5	8.2
Total Trust liabilities	$ 35.9	$ 43.9
Citibank OMNI Master Trust (Omni Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	11 months	1 year 11 months
Term notes issued to third parties	$ 1.3	$ 1.3
Term notes retained by Citigroup affiliates	1.9	1.9
Total Trust liabilities	$ 3.2	$ 3.2